Operating Leases - Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 41,377
2027	35,918
2028	27,618
2029	20,106
2030	12,380
Thereafter	33,005
Total future minimum lease payments	170,404
Lease imputed interest	(17,000)
Total	$ 153,404